Submission	Sep. 17, 2024
Submission [Line Items]
Central Index Key	0001861560
Registrant Name	Nuvalent, Inc.
Registration File Number	333-270593
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES